ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities are comprised of the following:

	2015	2014	2013

Accounts Payable	$417,866	$404,986	$252,749
Professional services (legal, audit, financial)	16,500	15,000	14,000
Other	135,363	70,447	69,152
	$569,729	$490,433	$355,901